SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	$ 750	$ 1,288	$ 464
Impairment losses of intangible assets
Impairment losses of goodwill
Provision for estimated sales returns stock rotations and other customer rights	$ 1,434	$ 1,776
Warranty term	1 year
Governmental grants received		297	$ 369
Bank deposits, maximum contractual term	2 years 6 months 4 days
Bank deposits, weighted-average duration of deposits	1 year 11 months 27 days
Bank deposits, weighted-average time to maturity	1 year 7 days
Bad debt expenses	$ 80	150	200
Write-off of bad debts		214	534
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	$ 2,886	$ 2,432	$ 2,293
Anti-dilutive shares excluded from computation of earnings per share amount	4,174,953	474,000	2,735,095
Decrease to other current assets and prepaid expenses due to early adoption of Accounting Standards Update No. 2015-17		$ 3,168
Decrease to other long-term liabilities due to early adoption of Accounting Standards Update No. 2015-17		395
Increase to other long-term assets due to early adoption of Accounting Standards Update No. 2015-17		$ 2,773
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	86.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	14.00%
The United States [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	6.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	94.00%
Debt Securities [Member]
Marketable securities, maximum percentage investment portfolio from single issuer	2.00%
Debt Securities [Member] | The United States [Member]
Marketable securities, percentage of portfolio distribution	55.00%
Debt Securities [Member] | Europe [Member]
Marketable securities, percentage of portfolio distribution	14.00%
Debt Securities [Member] | Other [Member]
Marketable securities, percentage of portfolio distribution	31.00%
Financial Institutions Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	41.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	6.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	53.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	5 years
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	3 years